International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($)		12 Months Ended
	Sep. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income		$ 215,931,000	$ 157,436,000	$ 133,932,000
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net		141,000	4,774,000	2,626,000
Unrealized loss on equity securities with readily determinable fair values		388,000
Impairment charges on available for sale securities				354,000
Stock compensation expense		1,035,000	903,000	1,082,000
(Decrease) increase in other liabilities		24,916,000	592,000	(7,705,000)
Net cash provided by operating activities		229,847,000	196,819,000	203,220,000
Investing activities:
Principal collected on mortgage-backed securities		675,304,000	780,097,000	919,594,000
Net cash provided by (used in) investing activities		379,440,000	(403,807,000)	(137,763,000)
Financing activities:
Redemption of long-term debt				(1,000,000)
Proceeds from stock transactions		1,522,000	1,455,000	549,000
Payments of cash dividends - common		(49,599,000)	(43,594,000)	(39,569,000)
Repurchase of outstanding common stock warrant	$ (29,005,000)	(29,005,000)
Purchase of treasury stock		(19,042,000)	(187,000)	(7,966,000)
Net cash (used in) provided by financing activities		(557,847,000)	203,147,000	(69,312,000)
Increase (decrease) in cash and cash equivalents		51,440,000	(3,841,000)	(3,855,000)
Cash and cash equivalents at beginning of period		265,357,000	269,198,000	273,053,000
Cash and cash equivalents at end of period		316,797,000	265,357,000	269,198,000
Parent Company | Reportable Legal Entities
Operating activities:
Net income		215,931,000	157,436,000	133,932,000
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net			(23,000)
Unrealized loss on equity securities with readily determinable fair values		330,000
Impairment charges on available for sale securities				112,000
Stock compensation expense		1,035,000	903,000	1,082,000
(Decrease) increase in other liabilities		(1,479,000)	(3,453,000)	3,901,000
Equity in undistributed net income of subsidiaries		(111,135,000)	(93,674,000)	(48,833,000)
Net cash provided by operating activities		104,682,000	61,189,000	90,194,000
Investing activities:
Principal collected on mortgage-backed securities			6,328,000	1,105,000
Net decrease in notes receivable				99,000
Increase in other assets and other investments		(7,891,000)	(25,348,000)	(27,834,000)
Net cash provided by (used in) investing activities		(7,891,000)	(19,020,000)	(26,630,000)
Financing activities:
Redemption of long-term debt				(1,000,000)
Proceeds from stock transactions		1,522,000	1,455,000	549,000
Payments of cash dividends - common		(49,599,000)	(43,594,000)	(39,569,000)
Repurchase of outstanding common stock warrant		(29,005,000)
Purchase of treasury stock		(19,042,000)	(187,000)	(7,966,000)
Net cash (used in) provided by financing activities		(96,124,000)	(42,326,000)	(47,986,000)
Increase (decrease) in cash and cash equivalents		667,000	(157,000)	15,578,000
Cash and cash equivalents at beginning of period		18,398,000	18,555,000	2,977,000
Cash and cash equivalents at end of period		$ 19,065,000	$ 18,398,000	$ 18,555,000